Prepayments and other current assets (Tables)	12 Months Ended
May 31, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of prepayments and other current assets
	May 31, 2022	May 31, 2021

Rent	$10,392	$8,881
Other services	35,263	1,628
Advance to employee	1,501	3,571
Total	$47,156	$14,080